Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.5%)
Communication Services (5.0%)
	Electronic Arts Inc.	370,915	48,675
*	ZoomInfo Technologies Inc. Class A	1,122,560	42,534
*	Match Group Inc.	403,196	29,558
*	Live Nation Entertainment Inc.	291,275	27,377
*	Take-Two Interactive Software Inc.	76,744	10,186
*	Roku Inc.	93,873	6,151
			164,481
Consumer Discretionary (14.9%)
*	Mattel Inc.	3,010,143	69,835
	Wingstop Inc.	427,581	53,952
	Hilton Worldwide Holdings Inc.	334,618	42,855
*	Lululemon Athletica Inc.	104,088	32,320
*	Chipotle Mexican Grill Inc. Class A	17,878	27,965
*	Caesars Entertainment Inc.	575,124	26,277
*	Planet Fitness Inc. Class A	322,803	25,440
*	O'Reilly Automotive Inc.	35,212	24,775
*	Chegg Inc.	1,115,655	23,763
	Dollar General Corp.	65,446	16,259
*	Bright Horizons Family Solutions Inc.	171,074	16,025
	Advance Auto Parts Inc.	81,105	15,704
*	YETI Holdings Inc.	259,530	13,176
	Ross Stores Inc.	160,142	13,013
*	Leslie's Inc.	757,212	11,479
	Darden Restaurants Inc.	80,645	10,039
*	Burlington Stores Inc.	70,641	9,970
*	Dollar Tree Inc.	56,210	9,295
*	Ulta Beauty Inc.	19,240	7,483
	Churchill Downs Inc.	34,950	7,333
	Tractor Supply Co.	37,960	7,269
*,1	Chewy Inc. Class A	176,816	6,862
*	Five Below Inc.	52,030	6,611
*	Floor & Decor Holdings Inc. Class A	76,966	6,201
	BorgWarner Inc. (XNYS)	139,301	5,358
*,1	Carvana Co. Class A	39,009	1,137
			490,396
Consumer Staples (1.2%)
*	Freshpet Inc.	412,111	22,023
	Hershey Co.	38,710	8,824
	Constellation Brands Inc. Class A	30,520	7,518
			38,365

		Shares	Market Value ($000)
Energy (2.4%)
	Coterra Energy Inc.	1,323,501	40,486
	Diamondback Energy Inc.	112,011	14,340
	SM Energy Co.	246,358	10,170
	Matador Resources Co.	137,060	7,919
	Pioneer Natural Resources Co.	19,270	4,566
			77,481
Financials (9.0%)
	Hamilton Lane Inc. Class A	710,149	53,666
	Ares Management Corp. Class A	640,227	45,872
	Aon plc Class A (XNYS)	157,330	45,789
	LPL Financial Holdings Inc.	194,845	40,902
	KKR & Co. Inc.	551,444	30,583
	MSCI Inc. Class A	58,941	28,371
*	SVB Financial Group	62,609	25,266
	Apollo Global Management Inc.	200,236	11,433
	Moody's Corp.	26,317	8,165
	Western Alliance Bancorp	105,807	8,082
			298,129
Health Care (18.0%)
*	ICON plc	311,173	75,070
*	Align Technology Inc.	171,354	48,145
*	Seagen Inc.	262,040	47,162
*	Omnicell Inc.	409,586	45,104
*	Veeva Systems Inc. Class A	161,239	36,050
*	DexCom Inc.	285,296	23,417
*	Horizon Therapeutics plc	236,505	19,623
*	Insulet Corp.	77,466	19,196
	Humana Inc.	38,673	18,640
	Agilent Technologies Inc.	133,334	17,880
	West Pharmaceutical Services Inc.	48,852	16,784
*	Molina Healthcare Inc.	47,555	15,585
	ResMed Inc.	62,076	14,931
	AmerisourceBergen Corp. Class A	101,222	14,771
	Alcon Inc.	186,556	14,568
*	Hologic Inc.	200,630	14,321
*	Signify Health Inc. Class A	833,558	14,262
*	IDEXX Laboratories Inc.	34,377	13,723
*	Amedisys Inc.	111,554	13,370
	Teleflex Inc.	55,548	13,357
*	Jazz Pharmaceuticals plc	83,917	13,096
*	Avantor Inc.	426,380	12,374
*	Incyte Corp.	141,960	11,027
*	Inspire Medical Systems Inc.	35,112	7,338
*	BioMarin Pharmaceutical Inc.	85,181	7,330
*	Sarepta Therapeutics Inc.	74,268	6,903
*	Moderna Inc.	41,869	6,870
*	Charles River Laboratories International Inc.	27,091	6,787
*	Tenet Healthcare Corp.	101,050	6,681
*	Edwards Lifesciences Corp.	64,021	6,437
*	Exact Sciences Corp.	107,576	4,852
*	Novocure Ltd.	71,096	4,834
*	Illumina Inc.	16,589	3,594
			594,082
Industrials (11.7%)
	TransUnion	733,428	58,109
	Hexcel Corp.	729,854	44,163

		Shares	Market Value ($000)
	BWX Technologies Inc.	758,412	42,987
	Cintas Corp.	74,326	31,625
	KBR Inc.	467,218	24,870
	Waste Connections Inc. (XTSE)	176,805	23,580
	Fortune Brands Home & Security Inc.	333,153	23,214
	Quanta Services Inc.	157,520	21,853
*	Builders FirstSource Inc.	274,480	18,665
*	Chart Industries Inc.	85,966	16,771
*	MasTec Inc.	202,840	16,010
	Knight-Swift Transportation Holdings Inc.	214,714	11,798
*	Evoqua Water Technologies Corp.	292,910	11,163
*	Lyft Inc. Class A	559,928	7,761
*	XPO Logistics Inc.	114,069	6,814
	Carrier Global Corp.	138,934	5,631
	Advanced Drainage Systems Inc.	44,389	5,265
	Ritchie Bros Auctioneers Inc.	70,260	5,064
*	WillScot Mobile Mini Holdings Corp.	118,330	4,569
*	Axon Enterprise Inc.	34,333	3,783
*,1	Azul SA ADR	500,964	3,402
			387,097
Information Technology (30.6%)
*	Gartner Inc.	343,407	91,168
*	Palo Alto Networks Inc.	157,017	78,367
	CDW Corp.	327,883	59,521
*	MongoDB Inc. Class A	178,846	55,884
*	Ceridian HCM Holding Inc.	942,291	51,609
*	Avalara Inc.	572,198	50,022
*	Shift4 Payments Inc. Class A	1,072,717	39,079
*	Paycom Software Inc.	112,165	37,069
*	Varonis Systems Inc. Class B	1,104,330	28,083
*	EPAM Systems Inc.	77,324	27,005
*	Synopsys Inc.	73,092	26,861
*	Arista Networks Inc.	209,307	24,411
*	Synaptics Inc.	166,332	24,110
*	Fair Isaac Corp.	51,196	23,654
	KLA Corp.	54,075	20,740
	Microchip Technology Inc.	297,197	20,465
	Genpact Ltd.	413,930	19,902
*	Wolfspeed Inc.	230,362	19,189
	Marvell Technology Inc.	315,139	17,547
	Monolithic Power Systems Inc.	37,756	17,546
*	Block Inc. (XNYS)	228,337	17,367
	Global Payments Inc.	134,545	16,458
*	Teledyne Technologies Inc.	39,544	15,477
*	Datadog Inc. Class A	147,120	15,008
*	Lattice Semiconductor Corp.	231,171	14,217
*,1	Dlocal Ltd. Class A	509,509	14,154
*	Enphase Energy Inc.	45,860	13,032
*	Bill.Com Holdings Inc.	94,675	12,789
*	Okta Inc.	127,576	12,560
*	Splunk Inc.	119,060	12,371
*	Dropbox Inc. Class A	476,464	10,835
*	HubSpot Inc.	33,075	10,187
	Amphenol Corp. Class A	127,355	9,823
	Entegris Inc.	86,307	9,485
*	Five9 Inc.	83,120	8,987
*	Keysight Technologies Inc.	53,087	8,632
*	Sitime Corp.	45,480	8,458

		Shares	Market Value ($000)
	Jack Henry & Associates Inc.	39,710	8,251
*	Autodesk Inc.	36,447	7,884
*	Atlassian Corp. plc Class A	37,117	7,769
*	Dynatrace Inc.	201,370	7,578
*	Zscaler Inc.	37,069	5,748
*	AppLovin Corp. Class A	157,900	5,612
	Lam Research Corp.	10,321	5,166
*	II-VI Inc.	81,059	4,267
	Teradyne Inc.	38,860	3,921
*	Trade Desk Inc. Class A	84,761	3,814
*	Workday Inc. Class A	22,540	3,496
*	RingCentral Inc. Class A	58,937	2,917
			1,008,495
Materials (1.4%)
	Ball Corp.	281,542	20,671
	Sherwin-Williams Co.	52,293	12,651
	Sealed Air Corp.	131,460	8,035
	Graphic Packaging Holding Co.	146,380	3,257
			44,614
Real Estate (0.3%)
	Extra Space Storage Inc.	47,660	9,033
Total Common Stocks (Cost $3,083,648)			3,112,173
Temporary Cash Investments (4.5%)
Money Market Fund (4.5%)
[2,3]	Vanguard Market Liquidity Fund, 1.903% (Cost $148,228)	1,482,925	148,233
Total Investments (99.0%) (Cost $3,231,876)			3,260,406
Other Assets and Liabilities—Net (1.0%)			33,488
Net Assets (100%)			3,293,894
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,409,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,487,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	394	81,430	5,005
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.